Oct-08-07 11:28am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-906 P.002/002 F-342

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07078909

RECD S.E.C.
OCT 0 8 2007
1086

October 8, 2007

CONTNYS 1-03970

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Harsco Corporation, Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 8, 2007.

Sincerely,

Paras Madho

PROCESSED
OCT 1 0 2007
THOMSON
FINANCIAL

END